SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) RUB / $	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB RUB / $
Multiple Foreign Currency Exchange Rates [Abstract]
Exchange rate of RUB to $1.00	72.8827				72.8827
Advertising Revenues
Advertising sales commissions and bonuses	$ 56.4	RUB 4,113	RUB 3,594	RUB 3,171
Advertising and Promotional Expenses
Promotional and advertising expenses	37.6	RUB 2,738	1,741	RUB 1,708
Comprehensive Income
Accumulated other comprehensive income	$ 42.5		RUB 1,023		RUB 3,099
Russia | Minimum
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	15.00%	15.00%	10.00%	10.00%
Russia | Maximum
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	30.00%	30.00%	30.00%	30.00%